AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2023
	Principal Amount	Value
Corporate Bonds and Notes - 36.5%
Financials - 15.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650%, 10/29/24	$1,650,000	$1,559,096
Aircastle, Ltd. (Bermuda)
4.250%, 06/15/26	1,562,000	1,484,092
American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	1,332,000	1,117,593
American Tower Corp.
3.600%, 01/15/28	1,680,000	1,554,980
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[1,3]	1,600,000	1,401,053
The Bank of New York Mellon Corp.
MTN, 2.450%, 08/17/26	937,000	870,679
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	795,000	776,141
Citigroup, Inc.
(3.980% to 03/20/29 then 3 month SOFR + 1.600%), 3.980%, 03/20/30[1,3]	1,677,000	1,554,850
Crown Castle, Inc.
4.000%, 03/01/27	1,800,000	1,716,838
The Goldman Sachs Group, Inc.
3.500%, 11/16/26	2,526,000	2,382,279
JPMorgan Chase & Co.
(1.470% to 09/22/26 then SOFR + 0.765%), 1.470%, 09/22/27[1,3]	2,452,000	2,170,726
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3]	1,409,000	1,316,586
Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[1,3]	1,624,000	1,550,129
Wells Fargo & Co.
MTN, (5.013% to 04/04/50 then 3 month SOFR + 4.502%), 5.013%, 04/04/51[1,3]	1,411,000	1,316,238

Total Financials		20,771,280
Industrials - 19.9%
Air Products and Chemicals, Inc.
4.800%, 03/03/33	1,030,000	1,037,707
Alcoa Nederland Holding, B.V. (Netherlands)
4.125%, 03/31/29[4,5]	1,275,000	1,143,430
Amazon.com, Inc.
4.600%, 12/01/25	1,455,000	1,448,635
Ashtead Capital, Inc.
1.500%, 08/12/26[4]	1,786,000	1,570,629
	Principal Amount	Value

Comcast Corp.
4.650%, 02/15/33	$1,115,000	$1,101,109
CommonSpirit Health
3.347%, 10/01/29	1,737,000	1,541,847
Dell International LLC/EMC Corp.
6.200%, 07/15/30	1,512,000	1,570,051
Eastman Chemical Co.
5.750%, 03/08/33	1,436,000	1,433,151
The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,207,000	1,406,090
Jacobs Engineering Group, Inc.
5.900%, 03/01/33	1,291,000	1,275,447
Kraft Heinz Foods Co.
3.875%, 05/15/27	1,518,000	1,455,428
Merck & Co., Inc.
1.900%, 12/10/28	1,797,000	1,571,557
Microsoft Corp.
2.525%, 06/01/50	2,090,000	1,423,676
Parker-Hannifin Corp.
3.250%, 06/14/29	1,573,000	1,431,004
PulteGroup, Inc.
5.000%, 01/15/27	761,000	750,274
Smith & Nephew PLC (United Kingdom)
2.032%, 10/14/30[5]	1,010,000	814,093
Sonoco Products Co.
2.850%, 02/01/32[5]	1,852,000	1,539,053
Sysco Corp.
2.400%, 02/15/30	2,209,000	1,880,645
Verizon Communications, Inc.
3.875%, 02/08/29	3,203,000	3,013,132

Total Industrials		27,406,958
Utilities - 1.6%
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	1,974,000	1,501,936
Northern States Power Co.
2.900%, 03/01/50	1,000,000	676,428

Total Utilities		2,178,364

Total Corporate Bonds and Notes (Cost $56,503,863)		50,356,602
Municipal Bonds - 7.8%
California Health Facilities Financing Authority 4.190%, 06/01/37	775,000	702,013
California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	2,310,000	2,872,765
Commonwealth of Massachusetts, Series B 4.110%, 07/15/31	783,519	754,171
JobsOhio Beverage System, Series B Build America Bonds, 4.532%, 01/01/35	1,705,000	1,653,449

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Municipal Bonds - 7.8% (continued)
Los Angeles Unified School District, School Improvements, Build America Bonds 5.750%, 07/01/34	$1,775,000	$1,859,918
Massachusetts School Building Authority, Series B, 1.753%, 08/15/30	2,017,000	1,682,534
University of California, University & College Improvements, Series BD 3.349%, 07/01/29	1,310,000	1,229,534

Total Municipal Bonds (Cost $12,106,560)		10,754,384
U.S. Government and Agency Obligations - 52.4%
Fannie Mae - 22.1%
FNMA
2.000%, 02/01/36 to 10/01/50	1,828,774	1,557,614
3.000%, 06/01/38 to 12/01/50	1,431,620	1,314,748
3.500%, 03/01/30 to 07/01/50	11,264,914	10,480,707
4.000%, 03/01/44 to 01/01/51	7,746,993	7,374,602
4.500%, 04/01/39 to 08/01/52	8,112,103	7,964,677
5.000%, 07/01/47 to 02/01/49	1,862,902	1,857,815

Total Fannie Mae		30,550,163
Freddie Mac - 12.5%
FHLMC
2.500%, 10/01/34 to 08/01/50	3,763,324	3,357,918
3.000%, 11/01/49 to 03/01/50	4,036,847	3,593,418
3.500%, 10/01/45	3,564,147	3,297,434
4.000%, 07/01/48 to 09/01/50	1,855,819	1,764,302
4.500%, 05/01/48	275,664	271,073
5.000%, 07/01/44	1,146,622	1,151,167
5.500%, 06/01/53	2,682,270	2,668,795
FHLMC Gold Pool
3.500%, 07/01/32 to 05/01/44	1,157,801	1,098,662

Total Freddie Mac		17,202,769
U.S. Treasury Obligations - 17.8%
U.S. Treasury Bonds
1.875%, 02/15/51	3,958,000	2,541,933
2.250%, 05/15/41	7,080,000	5,341,805
3.125%, 05/15/48	3,234,000	2,714,412
3.500%, 02/15/39	3,777,000	3,558,790
5.000%, 05/15/37	978,000	1,091,234
	Principal Amount	Value

U.S. Treasury Bonds
6.750%, 08/15/26	$1,339,000	$1,422,844
U.S. Treasury Notes
2.000%, 06/30/24	1,492,000	1,446,949
2.375%, 05/15/27	1,641,000	1,528,245
3.500%, 04/30/30 to 02/15/33	3,592,000	3,464,129
3.625%, 03/31/28	1,440,000	1,404,450

Total U.S. Treasury Obligations		24,514,791

Total U.S. Government and Agency Obligations (Cost $81,755,313)		72,267,723
Foreign Government Obligation - 1.0%
The Korea Development Bank (South Korea)
0.500%, 10/27/23 (Cost $1,384,722)	1,385,000	1,367,359

Short-Term Investments - 2.5%
Joint Repurchase Agreements - 0.9%[6]
Bank of America Securities, Inc., dated 07/31/23, due 08/01/23, 5.300% total to be received $167,224 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 05/01/36 - 09/01/61, totaling $170,543)	167,199	167,199
RBC Dominion Securities, Inc., dated 07/31/23, due 08/01/23, 5.300% total to be received $1,000,147 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 10/19/23 - 07/20/53, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,167,199
Repurchase Agreements - 1.6%
Fixed Income Clearing Corp., dated 07/31/23 due 08/01/23, 5.150% total to be received $2,217,317 (collateralized by a U.S. Treasury, 4.625%, 03/15/26, totaling $2,261,398)	2,217,000	2,217,000

Total Short-Term Investments (Cost $3,384,199)		3,384,199
Total Investments - 100.2% (Cost $155,134,657)		138,130,267
Other Assets, less Liabilities - (0.2)%		(233,143)
Net Assets - 100.0%		$137,897,124

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2023. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of these securities amounted to $2,714,059 or 2.0% of net assets.
[5]	Some of these securities, amounting to $1,381,485 or 1.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[6]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
MTN	Medium-Term Note
SOFR	Secured Overnight Financing Rate

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$50,356,602	—	$50,356,602
Municipal Bonds†	—	10,754,384	—	10,754,384
U.S. Government and Agency Obligations†	—	72,267,723	—	72,267,723
Foreign Government Obligation†	—	1,367,359	—	1,367,359
Short-Term Investments
Joint Repurchase Agreements	—	1,167,199	—	1,167,199
Repurchase Agreements	—	2,217,000	—	2,217,000
Total Investments in Securities	—	$138,130,267	—	$138,130,267

†	All corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and foreign government obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and foreign government obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,381,485	$1,167,199	$257,924	$1,425,123
The following table summarizes the securities received as collateral for securities lending at July 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.541%	01/31/24-02/15/48
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.